Debt - Financing Notes (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 19, 2023	Dec. 31, 2023	Mar. 31, 2024
Debt Instrument [Line Items]
Amount issued in exchange of cancellation		$ 1,000
Share price		$ 12.50
Legacy SMAP
Debt Instrument [Line Items]
Amount issued in exchange of cancellation		$ 1,324
Financing Note
Debt Instrument [Line Items]
Conversion price of promissory notes		$ 10.00
Financing Investors | Financing Note
Debt Instrument [Line Items]
Principal amount	$ 6,805
Conversion price of promissory notes	$ 10.00		$ 5
Interest rate	9.00%
Interest issued as shares	11.00%
Number of trading days weighted average price of shares	30 days
Financing Investors | Financing Note | Legacy SMAP
Debt Instrument [Line Items]
Amount issued in exchange of cancellation	$ 2,324
Financing Investors | Financing Note | Event of Default
Debt Instrument [Line Items]
Interest rate	15.00%
Financing Investors | Financing Note | Minimum
Debt Instrument [Line Items]
Share price	$ 1.00